Share-based payment - Narrative (Details) $ in Thousands		12 Months Ended
	Aug. 31, 2022 shares	Dec. 31, 2022 USD ($) shares installment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		1,823,114,000
Vested (in shares)		501,451,000
Free Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Holding period		1 year
Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		629,303,000
Vested (in shares)		170,683,000
Performance Share Units (PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		858,821,000
Vested (in shares)		0
Free Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		334,990,000
Vested (in shares)		330,768,000
Free Share Units | Free Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted | $		$ 1,715
Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested in share-based payment arrangement (in shares)	250,000	250,000
Expense from equity-settled share-based payment transactions | $		$ 5,308
Equity-Settled Share-Based Payment Arrangement | Class A Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		500,000,000
Weighted average fair value at measurement date, other equity instruments vested | $		$ 4,946
Number of share options vested in share-based payment arrangement (in shares)		375,000
Executives and Key Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of vesting installments | installment		2
Executives and Key Management | Post-Listing Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Value creation, target percentage		0.25
Cash flow, target percentage		0.25
ESG target percentage		0.20
Operational target percentage		0.30
Executives and Key Management | Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		517,220,000
Weighted average fair value at measurement date, other equity instruments granted | $		$ 3,476
Vested (in shares)		170,683,000
Weighted average fair value at measurement date, other equity instruments vested | $		$ 1,147
Executives and Key Management | Restricted Share Units (RSU) | Post-Listing Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		112,083,000
Weighted average fair value at measurement date, other equity instruments granted | $		$ 753
Executives and Key Management | Performance Share Units (PSU) | Post-Listing Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		858,821,000
Weighted average fair value at measurement date, other equity instruments granted | $		$ 6,031
Share-based Payment Arrangement, Tranche One | Executives and Key Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, percent vested		0.33
Share-based Payment Arrangement, Tranche Two | Executives and Key Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, percent vested		0.33
Share-based Payment Arrangement, Tranche Three | Executives and Key Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, percent vested		0.34